Vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Balance, December 31, 2018	$ 2,716,008
Impairment loss	3,411	$ 0
Depreciation for the period	(59,781)	$ (43,243)
Balance, June 30, 2019	2,812,360
Vessel cost
Property, Plant and Equipment [Line Items]
Balance, December 31, 2018	3,149,274
Transfer from advances for vessels under construction and acquisition of vessels	104,528
Acquisitions, improvements and other vessel costs	108,411
Vessel disposal	(58,904)
Impairment loss	(24,551)
Balance, June 30, 2019	3,278,758
Accumulated depreciation
Property, Plant and Equipment [Line Items]
Balance, December 31, 2018	(493,166)
Vessel disposal	44,206
Impairment loss	21,140
Depreciation for the period	(59,781)
Balance, June 30, 2019	(487,601)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance, December 31, 2018	2,656,108
Transfer from advances for vessels under construction and acquisition of vessels	104,528
Acquisitions, improvements and other vessel costs	108,411
Vessel disposal	(14,698)
Impairment loss	(3,411)
Depreciation for the period	(59,781)
Balance, June 30, 2019	$ 2,791,157